15. Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and Other Receivables

Note 15 — Trade and Other Receivables

Trade and other receivables consist of the following at December 31:

	2018	2017	2016
Trade receivables	$53,753	$136,224	$154,642
Other receivables (taxes receivable, unbilled revenue and maintenance charges)	265,264	325,089	652,724
Less: bad debt provision	(89,886)	(54,303)	(50,426)
Total trade and other receivables, net current portion	$229,131	$407,010	$756,940
Other receivables – taxes receivables	$3,176	$–	$143,137
Total trade and other receivables, net non-current portion	$3,176	$–	$143,147

Details of the Group’s bad debt provision at December 31 are as follows:

	2018	2017	2016
At January 1	$54,303	$50,426	$488,978
Provided during the year	38,138	40,022	–
Receivable written off during the year as uncollectible	–	(30,846)	(35,612)
Unused amount reversed	–	(12,323)	(389,116)
Currency exchange rate and other adjustment	(2,555)	7,024	(13,824)
At December 31	$89,886	$54,303	$50,426